Note F - Goodwill and Intangible Assets - Future Estimated Amortization Expense (Details) $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 114
2020	94
2021	74
2022	53
2023	32
Thereafter	12
Total	$ 379